Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of number and weighted average remaining contractual life of founders' warrants, warrants, and free shares outstanding
The number of warrants and options outstanding on December 31, 2024 and their main characteristics, are detailed below:
Founders’ warrants

	Pre-2024 founders’ warrant plan
	BSPCE 09-2014	BSPCE 2015-1	BSPCE 2015-03	BSPCE 2016 Ordinary	BSPCE 2016 Performance	BSPCE 2017 Ordinary	BSPCE 2017
Type of underlying asset	New shares	New shares	New shares	New shares	New shares	New shares	New shares
Number of founder’s warrants granted	97,200	71,650	53,050	126,400	129,250	117,650	80,000
Date of shareholders' resolution approving the plan	06/18/2014	06/18/2014	06/18/2014	06/25/2015	06/25/2015	06/23/2016	06/23/2016
Grant date	09/16/2014	02/10/2015	06/10/2015	02/02/2016	02/02/2016	01/07/2017	01/07/2017
Contractual expiration date	09/16/2024	02/10/2025	06/10/2025	02/02/2026	02/02/2026	01/07/2027	01/07/2027
Grant price	—	—	—	—	—	—	—
Exercise price	€18.68	€18.57	€20.28	€14.46	€14.46	€15.93	€15.93
Number of founders’ warrants as of December 31, 2024	—	67,750	27,350	96,817	98,100	97,050	80,000
Number of founders’ warrants exercised	—	—	—	333	—	—	—
Including founders’ warrants exercised during the period	—	—	—	—	—	—	—
Number of founders’ warrants lapsed or cancelled	97,200	3,900	25,700	29,250	31,150	20,600	—
Including founders’ warrants lapsed or cancelled during the period	85,750	350	1,050	1,050	1,050	1,050	—
Warrants (BSA)

	Pre-2024 warrant plans
	BSA 2014	BSA 2015-1	BSA 2015-2 (a)	BSA 2018-2	BSA 2019-1	BSA 2020	BSA 2021 (a)
Type of underlying assets	New shares	New shares	New shares	New shares	New shares	New shares	New shares
Number of warrants granted	14,000	26,000	64,000	5,820	18,000	18,000	48,103
Date of shareholders' resolution approving the plan	06/18/2014	06/18/2014	06/18/2014	05/23/2018	05/23/2018	04/11/2019	11/30/2020
Grant date	09/16/2014	02/10/2015	06/25/2015	07/27/2018	03/29/2019	03/17/2020	04/20/2021
Contractual expiration date	09/16/2024	02/10/2025	06/25/2025	07/27/2028	03/29/2029	03/17/2030	04/20/2031
Grant price	€4.87	€4.87	€5.00	€2.36	€1.15	€0.29	€2.95
Exercise price	€17.67	€17.67	€19.54	€16.10	€11.66	€6.59	€13.47
Number of warrants as of December 31, 2024	—	21,000	64,000	5,820	18,000	18,000	14,431
Number of warrants exercised	—	—	—	—	—	—	—
Including warrants exercised during the period	—	—	—	—	—	—	—
Number of warrants lapsed or cancelled	14,000	5,000	—	—	—	—	33,672
Including warrants lapsed or cancelled during the period	10,000	—	—	—	—	—	—
Free shares

	Pre-2024 free shares plan vested	Pre-2024 free shares plan not yet vested
	AGA 2022	AGA 2023 - P1	AGA 2023 - P1
Type of underlying assets	New shares	New shares	New shares
Number of free shares granted	300,039	427,110	439,210
Date of shareholders' resolution approving the plan	04/28/2021	06/27/2023	06/27/2023
Grant date	06/22/2022	06/27/2023	06/27/2023
Grant price	—	—	—
Exercise price	—	—	—
Number of free shares as of December 31, 2024	—	392,460	423,460
Number of free shares exercised	293,523	—	—
Including free shares exercised during the period	293,523	—	—
Number of free shares lapsed or cancelled	6,516	34,650	15,750
Including free shares lapsed or cancelled during the period	253	8,500	9,100

	BSPCE	BSA	OSA	AGA	Total
Total number of shares underlying grants outstanding as of December 31, 2024	467,067	141,251	3,512,302	815,920	4,936,540

	BSPCE	BSA	OSA	AGA	Total
Total number of shares underlying grants outstanding as of December 31, 2023	557,367	151,251	2,336,175	1,127,296	4,172,089

	BSPCE	BSA	OSA	AGA	Total
Total number of shares underlying grants outstanding as of December 31, 2022	614,726	185,251	2,059,523	653,746	3,513,246

Disclosure of number and weighted average remaining contractual life of share options outstanding
Stock options

	Pre-2024 stock option plans												2024 stock options plan
	OSA 2016-1 Performance	OSA 2016-2	OSA 2017 Ordinary	OSA 2018	OSA 2019-1	OSA LLY 2019	OSA 2020	OSA 2021-04	OSA 2021-06	OSA 2022-06 Ordinary	OSA 2022-06 Performance	OSA 2023-01 Ordinary	OSA 2024-01 Ordinary
Type of underlying asset	New shares	New shares	New shares	New shares	New shares	New shares	New shares	New shares	New shares	New shares	New shares	New shares	New shares
Number of options granted	6,400	4,000	3,500	62,000	37,500	500,000	407,972	571,200	120,000	410,500	170,400	338,860	1,224,780
Date of shareholders' resolution approving the plan	06/25/2015	06/23/2016	06/23/2016	06/14/2017	05/23/2018	04/11/2019	04/11/2019	11/30/2020	04/28/2021	04/28/2021	11/30/2020	06/27/2023	05/23/2024
Grant date	02/02/2016	11/03/2016	01/07/2017	03/06/2018	03/29/2019	10/24/2019	03/11/2020	04/20/2021	06/21/2021	06/22/2022	06/22/2022	07/20/2023	05/23/2024
Contractual expiration date	02/02/2026	11/03/2026	01/07/2027	03/06/2028	03/29/2029	10/24/2029	03/11/2030	04/20/2031	06/21/2031	06/22/2032	06/22/2032	07/20/2033	05/23/2034
Grant price	—	—	—	—	—	—	—	—	—	—	—	—	—
Exercise price	€13.05	€14.26	€14.97	€12.87	€11.08	€6.41	€6.25	€13.74	€12.99	€4.16	€4.16	€5.00	€5.81
Number of options as of December 31, 2024	400	4,000	500	50,000	24,750	500,000	368,707	384,132	120,000	386,333	133,080	318,860	1,221,540
Number of options exercised	—	—	—	—	—	—	—	—	—	—	—	—	—
Number of options as of Including options exercised during the period	—	—	—	—	—	—	—	—	—	—	—	—	—
Number of options lapsed or cancelled	6,000	—	3,000	12,000	12,750	—	39,265	187,068	—	24,167	37,320	20,000	3,240
Including options lapsed or cancelled during the period	—	—	—	2,000	1,000	—	9,068	12,068	—	8,167	13,110	—	3,240

	BSPCE	BSA	OSA	AGA	Total
Total number of shares underlying grants outstanding as of December 31, 2024	467,067	141,251	3,512,302	815,920	4,936,540

	BSPCE	BSA	OSA	AGA	Total
Total number of shares underlying grants outstanding as of December 31, 2023	557,367	151,251	2,336,175	1,127,296	4,172,089

	BSPCE	BSA	OSA	AGA	Total
Total number of shares underlying grants outstanding as of December 31, 2022	614,726	185,251	2,059,523	653,746	3,513,246

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period

BSPCE	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the year ended 2024 (in thousands of euros)	Expense for the year ended 2023 (in thousands of euros)	Expense for the year ended 2022 (in thousands of euros)
BSPCE 09-2014	18.68	18.68	58%	5.5/6/6.5	0.64%	0.00%	965	—	—	—
BSPCE 2015-1	18.57	18.57	58% - 62% - 61%	5.5/6/6.5	0.39%	0.00%	50	—	—	—
BSPCE 2015-3	20.28	20.28	61% - 62% - 61%	5.5/6/6.5	0.56%	0.00%	483	—	—	—
BSPCE 2016 Ordinary	14.46	14.46	59% - 62% - 60%	5.5/6/6.5	0.32%	0.00%	1,080	—	—	—
BSPCE 2016 Performance	14.46	14.46	59%	5	0.19%	0.00%	1,212	—	18	28
BSPCE 2017 Ordinary	15.93	15.93	58% - 61% - 59%	5.5/6/6.5	0.23%	0.00%	1,000	—	—	—
BSPCE 2017 Performance	15.93	15.93	59%	5	0.11%	0.00%	622	—	—	—
BSPCE 2017	15.93	15.93	59%	5	0.11%	0.00%	627	—	—	—
BSPCE 2017 Project	15.93	15.93	59%	5	0.11%	0.00%	94	—	—	—
Total BSPCE	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	—	18	28

BSA	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the year ended 2024 (in thousands of euros)	Expense for the year ended 2023 (in thousands of euros)	Expense for the year ended 2022 (in thousands of euros)
BSA 2014	18.68	17.67	57%	5	0.41%	0.00%	—	—	—	—
BSA 2015-1	17.67	17.67	58%	5	0.26% - 0.27%	0.00%	63	—	—	—
BSA 2015-2 a	19.54	19.54	58%-58%-57%-58%	5/5.1/5.3/5.4	0.39%	0.00%	16	—	—	—
BSA 2015-2 b	19.54	19.54	58% - 60%	4.6 – 9.6	0.25% - 0.91%	0.00%	284	—	—	—
BSA 2018-2	16.10	16.10	38%	4.8	0.7% - 0.1%	0.00%	1	—	—	—
BSA 2019-1	11.66	11.66	37%	9.8/9.9	0.16% - 0.50%	0.00%	24	—	—	—
BSA 2020	6.59	6.59	38%	10	(0.13)% - (0.07)%	0.00%	19	—	—	—
BSA 2021 (a)	13.47	13.47	39.10%	10	0.27%	0.00%	44	—	—	—
Total BSA	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	—	—	—

AGA	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the year ended 2024 (in thousands of euros)	Expense for the year ended 2023 (in thousands of euros)	Expense for the year ended 2022 (in thousands of euros)
AGA 2020	5.90	0.00	n.a.	n.a.	'-0.74%/ -0.69%	0.00%	287	—	—	28
AGA 2021	13.60	0.00	n.a.	n.a.	0.63% 0.59%	0.00%	4,869	—	694	2,283
AGA 2022	3.68	0.00	n.a.	n.a.	0.95% 1.46%	0.00%	1,092	253	530	286
AGA 2023 - P1	4.87	0	n.a.	n.a.	3% 3.20%	0.00%	2,071	959	497	—
AGA 2023 - P2	4.87	0.00	n.a.	n.a.	3% 3.20%	0.00%	2,130	1,040	543	—
Total AGA	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	2,252	2,264	2,597

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended December 31, 2024	—	—	2,047	2,252	4,298

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended December 31, 2023	18	—	941	2,264	3,222

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended December 31, 2022	28	—	548	2,597	3,173

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period

OSA	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the year ended 2024 (in thousands of euros)	Expense for the year ended 2023 (in thousands of euros)	Expense for the year ended 2022 (in thousands of euros)
OSA 2016 Ordinary	13.05	13.05	59% - 62% - 60%	5.5 / 6 /6.5	0.32%	0.0%	117	—	—	—
OSA 2016 Performance	13.05	13.05	59%	5	0.19%	0.0%	69	—	—	—
OSA 2016-2	14.26	14.26	58% - 62% - 59%	5.5 / 6 /6.5	0.04%	0.0%	27	—	—	—
OSA 2017 Ordinary	15.93	14.97	58% - 61% - 59%	5.5 / 6 /6.5	0.23%	0.0%	31	—	—	—
OSA 2017 Performance	15.93	14.97	59%	5	0.11%	0.0%	35	—	—	—
OSA 2018	12.87	12.87	35%	5.5 / 6 /6.5	0.00%	0.0%	252	—	—	—
OSA 2019-1	11.08	11.08	38.1% / 37.4%	6 /6.5	0.103% / 0.149%	0.0%	140	—	—	(1)
OSA 2019 LLY	6.41	6.41	37%	10	0.40%	0.0%	252	—	—	—
OSA 2020	6.25	6.25	38%	10	0.31%	0.0%	939	—	13	101
OSA 2021-04 O	13.60	13.74	38.9% - 37.8% - 38.3%	5.5 / 6 /6.5	0.38%/ 0.33%/ 0.28%	0.0%	684	5	34	(28)
OSA 2021-04 P	13.60	13.74	39.10%	10	0.03%	0.0%	1,816	226	216	163
OSA 2021-06 O	12.20	12.99	39.2% / 37.9% / 38.1%	5.5 6 6.5	0.35% 0.30% 0.26%	0.0%	246	13	47	107
OSA 2021-06 P	12.20	12.99	39.10%	10	0.13%	0.0%	212	24	24	24
OSA 2022-06 O	3.68	4.16	42.06% 41.21% 40.65%	5.5 / 6/6.5	1.83% / 1.87% / 1.90%	0.0%	580	86	267	178
OSA 2022-06 P	3.68	4.16	40.08%	10	2.28%	0.0%	80	11	20	4
OSA 2023 - 01 O	6.75	5.00	45.07% - 44.11% - 43.41%	5.55 / 6 / 6.5	2.85% / 2.83% / 2.82%	0.0%	1,255	544	321	—
OSA 2024 - 01 O	5.19	5.81	53.30% / 51.9% / 50.7%	5.4 / 5.9 / 6.4	3.00% / 3.02% / 3.02%	0.0%	3,107	1,138	—	—
Total OSA	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	2,047	941	548

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended December 31, 2024	—	—	2,047	2,252	4,298

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended December 31, 2023	18	—	941	2,264	3,222

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended December 31, 2022	28	—	548	2,597	3,173